Deferred tax (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	$ 4,075
Movement in income statement	182
Other movements including foreign currency movements	2
Deferred tax assets at the end of the year	4,259
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(5,237)
Movement in income statement	(119)
Movement through other comprehensive income and equity	7
Other movements including foreign currency movements	71
Deferred tax liabilities at the end of the year	(5,278)
Unrealised gains and losses on investments
Deferred tax assets in statement of financial position
Other movements including foreign currency movements	1
Deferred tax assets at the end of the year	1
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(877)
Movement in income statement	19
Movement through other comprehensive income and equity	7
Other movements including foreign currency movements	3
Deferred tax liabilities at the end of the year	(848)
Balances relating to investment and insurance contracts
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	32
Movement in income statement	8
Other movements including foreign currency movements	(1)
Deferred tax assets at the end of the year	39
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(1,507)
Movement in income statement	(110)
Other movements including foreign currency movements	68
Deferred tax liabilities at the end of the year	(1,549)
Short-term temporary differences
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	3,889
Movement in income statement	238
Other movements including foreign currency movements	1
Deferred tax assets at the end of the year	4,128
Deferred tax liabilities in statement of financial position
Deferred tax liabilities at the beginning of the year	(2,853)
Movement in income statement	(28)
Deferred tax liabilities at the end of the year	(2,881)
Unused tax losses
Deferred tax assets in statement of financial position
Deferred tax assets at the beginning of the year	154
Movement in income statement	(64)
Other movements including foreign currency movements	1
Deferred tax assets at the end of the year	$ 91